Operating leases (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Total operating lease, right of use asset	$ 2,051,985		$ 2,169,158
Current portion of operating lease obligations	452,617		477,147
Non-current portion of operating lease obligations	1,362,066		1,491,507
Total operating lease obligations	1,814,683		1,968,654
Total foreign exchange gain on operating leases	(36,799)	$ 0
Operating Lease [Member]
Total operating lease, right of use asset	2,051,985		$ 2,169,158
Total foreign exchange gain on operating leases	$ (36,799)	$ 0